Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,248,600	¥ 1,175,000	¥ 1,072,300
Provision for credit losses	(484,210)	(321,713)	(34,330)
Trading account profits (losses)—net	(410,368)	765,373	168,900
Foreign exchange gains (losses)—net	99,337	(281,790)	(95,987)
Equity in earnings of equity method investees—net	355,730	282,712	209,732
Impairment of goodwill	(147,564)	(383,810)
Impairment of intangible assets	(21,680)	(3,732)	(118,108)
Reversal of (provision for) off-balance sheet credit instruments	56,749	62,279	(38,463)
Income before income tax expense	1,608,342	433,220	870,842
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,249,000	1,175,000	1,072,000
Provision for credit losses	(484,000)	(322,000)	(34,000)
Trading account profits (losses)—net	(678,000)	920,000	182,000
Equity investment securities gains (losses)—net	1,480,000	(618,000)	(305,000)
Debt investment securities losses—net	(129,000)	(403,000)	(3,000)
Foreign exchange gains (losses)—net	9,000	(145,000)	47,000
Equity in earnings of equity method investees—net	356,000	283,000	210,000
Impairment of goodwill	(148,000)	(384,000)
Impairment of intangible assets	(22,000)	(4,000)	(118,000)
Reversal of (provision for) off-balance sheet credit instruments	57,000	62,000	(38,000)
Other—net	(82,000)	(131,000)	(142,000)
Income before income tax expense	¥ 1,608,000	¥ 433,000	¥ 871,000